Investment Portfolioas of August 31, 2026 (Unaudited)
DWS Intermediate Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 101.5%
Alabama 5.5%
Alabama, Black Belt Energy Gas District Gas Project Revenue:
Series D-1, 4.0%, Mandatory Put 6/1/2027 @ 100, 7/1/2052, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	1,335,000	1,343,518
Series H-1, 5.0%, 1/1/2034, GTY: Goldman Sachs Group, Inc.	500,000	519,472
Series D, 5.0%, Mandatory Put 11/1/2034 @ 100, 3/1/2055, GTY: BP PLC	3,000,000	3,124,672
Alabama, Energy Authority A Cooperative District Revenue, Series F, 5.25%, Mandatory Put 11/1/2035 @ 100, 11/1/2055, GTY: BP PLC	2,500,000	2,645,547
Alabama, Highway Authority Revenue, 5.0%, 9/1/2044, INS: AG	2,000,000	2,105,515
Alabama, State Finance Authority Revenue, UAB Medicine Obligated Group:
Series C, 5.0%, 9/1/2040 (a)	1,750,000	1,827,128
Series C, 5.0%, 9/1/2041 (a)	1,850,000	1,920,904
Jefferson County, AL, Sewer Revenue:
5.25%, 10/1/2040	3,000,000	3,173,442
5.25%, 10/1/2041	1,500,000	1,581,124
Southeast Alabama, Energy Authority A Cooperative District, Series A-1, 5.5%, Mandatory Put 1/1/2031 @ 100, 11/1/2053, GTY: Morgan Stanley	6,000,000	6,365,604
Southeast Alabama, Energy Authority A Cooperative District Revenue:
Series B-1, 5.0%, Mandatory Put 8/1/2028 @ 100, 5/1/2053, GTY: Goldman Sachs Group, Inc.	3,635,000	3,736,868
Series B, 5.0%, Mandatory Put 6/1/2030 @ 100, 1/1/2054, GTY: Royal Bank of Canada, LIQ: Royal Bank of Canada	8,490,000	8,860,907
		37,204,701
Alaska 0.2%
Alaska, Alaska Railroad Corp., Revenue, AMT, 5.5%, 10/1/2042, INS: AG	1,000,000	1,061,073
Arizona 3.8%
Arizona, Chandler Industrial Development Authority, Intel Corp., 3.8%, Mandatory Put 6/15/2028 @ 100, 12/1/2035	3,000,000	3,027,339
Arizona, Salt River Project Agricultural Improvement & Power District, Revenue, Series A, 5.0%, 1/1/2042	2,640,000	2,798,188
Arizona, State Industrial Development Authority Revenue, “A”, Series 2019-2, 3.625%, 5/20/2033	3,850,558	3,822,392
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 4.375%, 7/1/2039	1,500,000	1,283,142
Arizona, Yuma Industrial Development Authority Revenue, Regional Medical Center Obligated Group:
Series A, 5.25%, 8/1/2042, INS: AG	1,500,000	1,581,023
Series A, 5.25%, 8/1/2044, INS: AG	3,000,000	3,141,632
Maricopa County, AZ, Industrial Development Authority Revenue, Banner Health Obligated Group, Series D, 5.0%, 1/1/2038 (a)	1,500,000	1,635,886
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project:
4.0%, 7/1/2034	3,295,000	3,170,413
Series B, 144A, 5.0%, 7/1/2039	1,000,000	988,947

Maricopa County, AZ, Industrial Development Authority, Hospital Revenue:
Series D, 5.0%, 12/1/2039	1,445,000	1,520,230
Series D, 5.0%, 12/1/2040	1,500,000	1,569,224
Series D, 5.0%, 12/1/2041	1,000,000	1,043,082
		25,581,498
California 4.7%
Anaheim, CA, Housing & Public Improvements Authority, Electric Utility Distribution System, Series E, 5.0%, 10/1/2028	1,000,000	1,026,579
California, Antelope Valley Community College District, General Obligation, 5.0%, 8/1/2044 (a)	1,675,000	1,760,986
California, Bay Area Toll Authority, Toll Bridge Revenue:
Series B, 2.25% (b), 9/1/2026, LOC: Barclays Bank PLC	850,000	850,000
Series D, SIFMA Municipal Swap Index + 0.3%, 2.58% (c), Mandatory Put 4/1/2027 @ 100, 4/1/2056	3,000,000	2,993,107
California, State Housing Finance Agency, Multi-Family Green Tax-Exempt Mortgage Backed Bonds, Noble Towers Apartment, Series N, 2.35%, 12/1/2035	8,858,002	7,382,684
California, State Public Finance Authority Revenue, Marisol HB LLC Obligated Group, Series A, 144A, 5.1%, Mandatory Put 4/1/2033 @ 100, 4/1/2066	1,300,000	1,296,254
California, University of California Revenue, Series AL-2, 2.35% (b), 9/1/2026	300,000	300,000
Los Angeles, CA, Department of Water & Power Revenue:
Series A, 5.0%, 7/1/2041	2,750,000	2,861,247
Series A, 5.25%, 7/1/2044, INS: BAM	1,000,000	1,056,040
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series H, AMT, 5.5%, 5/15/2037	4,985,000	5,373,548
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series A, AMT, 5.0%, 5/1/2035	7,000,000	7,252,341
		32,152,786
Colorado 3.9%
Colorado, Bridge & Tunnel Enterprise Revenue:
Series A, 5.0%, 12/1/2041, INS: AG	1,075,000	1,142,099
Series A, 5.0%, 12/1/2042, INS: AG	1,525,000	1,615,363
Series A, 5.25%, 12/1/2044, INS: AG	1,000,000	1,069,758
Colorado, General Obligation, Vauxmont Metropolitan District, 3.25%, 12/15/2050, INS: AG	938,000	824,950
Colorado, Grand River Hospital District, General Obligation:
6.0%, 12/1/2043, INS: AG	750,000	841,289
6.0%, 12/1/2044, INS: AG	700,000	781,637
6.0%, 12/1/2045, INS: AG	670,000	745,815
Colorado, Health Facilities Authority Revenue, AdventHealth Obligated Group, Series A, 5.0%, Mandatory Put 11/15/2029 @ 100, 11/15/2059	1,000,000	1,062,736
Colorado, Public Highway Authority Revenue, Series B, 1 day USD SOFR + 0.7%, 3.138% (c), Mandatory Put 9/1/2028 @ 100, 9/1/2039	375,000	374,583
Colorado, State Housing & Finance Authority Revenue:
“III", Series H, 4.25%, 11/1/2049	535,000	540,134
“III", Series L, 5.75%, 11/1/2053	3,545,000	3,747,790
Denver City & County, CO, Airport System Revenue:
Series A, AMT, 5.0%, 12/1/2035	10,000,000	10,245,537
Series D, AMT, 5.75%, 11/15/2037	1,375,000	1,515,060
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2027	500,000	502,040
5.0%, 12/1/2033	500,000	501,332
5.0%, 12/1/2034	1,000,000	1,002,375
		26,512,498
Connecticut 1.9%
Connecticut, State General Obligation, Series B, 3.0%, 6/1/2037	1,075,000	964,687

Connecticut, State Health & Educational Facilities Authority Revenue, Hartford HealthCare Obligated Group, Series A, 5.0%, 7/1/2045	3,000,000	3,110,008
Connecticut, State Health & Educational Facilities Authority Revenue, Hartford Sustainable Energy Partners LLC, Series A, 5.25%, 8/1/2051	2,500,000	2,572,788
Connecticut, State Health & Educational Facilities Authority Revenue, Yale-New Haven Health Obligated Group, Series B, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2049	1,000,000	1,053,497
Connecticut, State Housing Finance Program Authority Revenue:
Series A-1, 4.0%, 11/15/2047	175,000	175,133
Series D, 6.25%, 5/15/2054	1,635,000	1,756,055
Connecticut, State Special Tax Obligation Revenue, Transportation Infrastructure Purpose, Series A, 5.0%, 7/1/2043	3,000,000	3,187,361
		12,819,529
Florida 5.9%
Broward County, FL, Airport System Revenue, Series A, AMT, 5.0%, 10/1/2037	2,365,000	2,426,646
Central Florida, Tourism Oversight District, Reedy Creek Improvement District, Series A, 4.0%, 6/1/2032	1,500,000	1,505,968
Escambia County, FL, Housing Finance Authority Single Family Mortgage Revenue, County Program, Series A, 4.75%, 4/1/2050	805,000	808,919
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program, Series A-1, 5.0%, 10/1/2029	1,650,000	1,712,424
Florida, Capital Trust Agency, Educational Growth Fund, Charter Educational Foundation Project, Series A-1, 144A, 3.375%, 7/1/2031	1,510,000	1,452,377
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2035	1,000,000	1,004,737
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0%, Mandatory Put 7/15/2028 @ 109, 7/15/2032 * (d)	2,085,000	583,800
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.0%, 7/1/2041	3,000,000	2,205,000
Florida, Development Finance Corp., Health Sciences Center Inc. Obligated Group, Series A, 5.0%, 8/1/2041	1,000,000	1,026,959
Florida, Higher Educational Facilities Financial Authority Revenue, Keiser University Obligated Group, 144A, 5.0%, 7/1/2035	3,685,000	3,706,808
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project, Series A, 144A, 5.0%, 11/15/2030	645,000	624,321
Florida, Village Community Development District No. 15, Special Assessment Revenue:
144A, 4.2%, 5/1/2039	2,225,000	2,131,607
144A, 4.85%, 5/1/2038	970,000	985,787
Florida, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2051	4,915,000	5,054,696
Jacksonville, FL, Special Revenue, Series C, 5.25%, 10/1/2036	5,000,000	5,442,994
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2029	325,000	325,112
Lee County, FL, Airport Revenue:
Series A-1, AMT, 5.25%, 10/1/2045	570,000	590,729
Series A-1, AMT, 5.25%, 10/1/2046	490,000	504,824
Series A-1, AMT, 5.25%, 10/1/2047	1,000,000	1,024,876
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2040	2,250,000	2,311,330
Miami-Dade County, FL, Water & Sewer System Revenue, Series A, 5.0%, 10/1/2048	750,000	765,518
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2040	4,650,000	2,283,722
Series A-2, Zero Coupon, 10/1/2041	2,500,000	1,156,144
Village, FL, Community Development District No. 13, Special Assessment Revenue, 3.0%, 5/1/2029	580,000	571,614
		40,206,912
Georgia 5.0%
Atlanta, GA, Development Authority Tax Allocation, Series A, 144A, 5.0%, 4/1/2034	1,000,000	1,015,293
Atlanta, GA, Water & Wastewater Revenue, Series B, 5.25%, 11/1/2027, INS: AG	6,815,000	6,939,436

Cobb County, GA, Kennestone Hospital Authority, Wellstar Health System, Inc. Project:
Series B, 4.0%, 4/1/2032	200,000	204,307
Series B, 4.0%, 4/1/2033	200,000	203,462
Series B, 4.0%, 4/1/2034	250,000	253,124
Series B, 4.0%, 4/1/2035	225,000	226,666
Series B, 4.0%, 4/1/2036	250,000	250,101
George L Smith II, GA, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2036	1,250,000	1,287,988
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 4.0%, Mandatory Put 12/1/2028 @ 100, 5/1/2052, GTY: Citigroup, Inc.	10,000,000	10,105,014
Series C, 5.0%, Mandatory Put 9/1/2030 @ 100, 9/1/2053, GTY: Royal Bank of Canada	1,155,000	1,208,932
Series D, 5.0%, Mandatory Put 4/1/2031 @ 100, 4/1/2054, GTY: TD Bank NA	2,000,000	2,102,010
Series A, 5.0%, Mandatory Put 6/1/2032 @ 100, 6/1/2055, GTY: TD Bank NA	1,500,000	1,588,682
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series A, 5.0%, 5/15/2035, GTY: Macquarie Group Ltd.	3,135,000	3,303,533
Georgia, Metropolitan Atlanta Rapid Transit Authority Revenue, Series A, 5.0%, 7/1/2043	2,665,000	2,822,281
Georgia, Paulding County Hospital Authority Revenue, WellStar Health System Obligated Group, Series A, 5.0%, 4/1/2043	2,065,000	2,112,291
		33,623,120
Idaho 0.0%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series C, 2.95% (b), 9/1/2026, LOC: U.S. Bank NA	300,000	300,000
Illinois 5.0%
Chicago, IL, Midway International Airport Revenue, Series A, AMT, 5.75%, 1/1/2041, INS: BAM	1,000,000	1,069,355
Chicago, IL, O'Hare International Airport Revenue:
Series C, AMT, 5.0%, 1/1/2035	715,000	754,322
Series A, AMT, 5.0%, 1/1/2036	2,500,000	2,559,122
Series C, AMT, 5.0%, 1/1/2036	500,000	524,582
5.25%, 1/1/2039, INS: BAM	825,000	872,749
5.25%, 1/1/2040, INS: BAM	1,130,000	1,187,003
Dupage County, IL, School District No. 58 Downers Grove, General Obligation, 5.5%, 12/15/2042	3,000,000	3,278,415
Illinois, Elmhurst Park District, General Obligation:
5.0%, 12/15/2043	1,000,000	1,042,667
5.0%, 12/15/2044	1,250,000	1,298,904
Illinois, Housing Development Authority Revenue, Series K, 6.25%, 10/1/2053	3,960,000	4,327,739
Illinois, Metropolitan Water Reclamation District of Greater Chicago, General Obligation, Series A, 5.0%, 12/1/2042	2,500,000	2,623,620
Illinois, Sales Tax Securitization Corp. Revenue, Series A, 5.0%, 1/1/2042	2,000,000	2,069,733
Illinois, State Development Authority Revenue, Madison County Community Unit School District No. 2 Triad, Series B, 5.5%, 4/1/2043, INS: BAM	3,910,000	4,172,923
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.25%, 4/1/2045	1,000,000	1,045,566
Illinois, State General Obligation:
Series B, 5.0%, 5/1/2028	1,000,000	1,034,862
Series B, 5.25%, 10/1/2037	2,000,000	2,125,939
Series C, 5.5%, 10/1/2039	2,000,000	2,134,769
Illinois, State O'Hare International Airport Revenue, TrIPs Obligated Group, AMT, 5.5%, 7/1/2041	1,600,000	1,684,597
		33,806,867
Indiana 2.2%
Indiana, Finance Authority Revenue, Deaconess Health System, Series B, SIFMA Municipal Swap Index + 0.3%, 2.58% (c), Mandatory Put 3/1/2027 @ 100, 3/1/2039	2,025,000	2,021,335

Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2033	2,000,000	2,043,376
Indiana, State Finance Authority Revenue, Methodist Hospitals, Inc. Obligated Group, Series A, 5.5%, 9/15/2039	1,070,000	1,101,065
Indiana, State Finance Authority, CWA Authority, Inc. Project Revenue:
Series A, 5.0%, 10/1/2040	1,000,000	1,062,545
Series A, 5.0%, 10/1/2041	1,000,000	1,057,913
Indiana, Westfield-Washington Multi-School Building Corp. Revenue, Series A, 5.25%, 7/15/2041, INS: BAM	1,700,000	1,805,770
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series I2, AMT, 5.0%, 1/1/2030	1,500,000	1,583,793
Series G-2, AMT, 5.25%, 1/1/2037	1,700,000	1,799,800
Series E, 5.5%, 3/1/2038	2,000,000	2,100,561
		14,576,158
Iowa 0.6%
Iowa, PEFA, Inc., Revenue, Series A, 5.0%, 4/1/2035, GTY: Massachusetts Mutual Life Insurance Co.	1,000,000	1,046,687
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series A, 5.0%, 5/15/2039	2,000,000	2,029,563
Series B, 6.6%, 5/15/2028	840,000	869,288
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	90,000	87,933
		4,033,471
Kentucky 1.1%
Kentucky, State Bond Development Corp. Revenue, PRG Wildcats LLC, Series A, 5.25%, 10/31/2046	500,000	523,250
Kentucky, State Municipal Energy Agency Revenue, 5.0%, 1/1/2042	4,245,000	4,385,878
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	2,220,000	2,258,564
		7,167,692
Louisiana 0.2%
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System, Series A, 5.0%, 10/1/2035, INS: AG	1,250,000	1,276,474
Maryland 0.6%
Maryland, State Health & Higher Educational Facilities Authority Revenue, Johns Hopkins Health System Corp., Series D, 2.24% (b), 9/7/2026	2,500,000	2,500,000
Maryland, State Health & Higher Educational Facilities Authority Revenue, Luminis Health Obligated Group, Series A, 5.0%, 7/1/2043	1,800,000	1,865,508
		4,365,508
Massachusetts 0.8%
Massachusetts, Development Finance Agency Revenue, PRG Medford Properties, Inc.:
5.25%, 6/1/2044	500,000	523,258
5.25%, 6/1/2045	400,000	417,341
Massachusetts, State Development Finance Agency Revenue, CareGroup Obligated Group:
Series J2, 5.0%, 7/1/2033	1,000,000	1,025,007
Series J2, 5.0%, 7/1/2034	2,000,000	2,045,012
Massachusetts, State Development Finance Agency Revenue, Mass General Brigham, Inc., Series F, 5.0%, 7/1/2045	1,250,000	1,301,922
Massachusetts, State Health & Educational Facilities Authority Revenue, President and Fellows of Harvard College, Series R, 2.4% (b), 9/1/2026	200,000	200,000
		5,512,540

Michigan 1.4%
Michigan, State Strategic Fund Ltd., Obligation Revenue, Improvement Project:
AMT, 5.0%, 6/30/2032	1,320,000	1,353,024
AMT, 5.0%, 12/31/2032	700,000	716,878
AMT, 5.0%, 12/31/2033	1,600,000	1,635,445
Michigan, Trunk Line Revenue, Rebuilding Michigan Program:
Series A, 4.0%, 11/15/2038	2,500,000	2,471,500
5.5%, 11/15/2044	3,000,000	3,240,815
		9,417,662
Minnesota 0.6%
Minnesota, State Agricultural & Economic Development Board Revenue, Fairview Health Services Obligated Group, Series C, 2.25% (b), 9/7/2026, LOC: U.S. Bank NA	2,200,000	2,200,000
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,070,000	1,914,047
		4,114,047
Mississippi 0.5%
Mississippi, State University Educational Building Corp. Revenue, Institutions of Higher Learning:
Series B, 5.0%, 8/1/2042	1,465,000	1,530,769
Series B, 5.0%, 8/1/2043	1,540,000	1,603,296
		3,134,065
Missouri 0.9%
Missouri, Higher Education Loan Authority Revenue, Taxable Student Loan Asset Back Notes, “A1A”, Series 2021-1, 1.53%, 1/25/2061	2,579,645	2,458,233
Missouri, Plaza At Noah's Ark Community Improvement District, 3.0%, 5/1/2030	725,000	699,380
Missouri, State Housing Development Commission, Single Family Mortgage Revenue, First Homeownership Loan Program, Series C, 6.0%, 5/1/2053	2,750,000	2,981,681
		6,139,294
Nebraska 0.4%
Nebraska, Omaha Airport Authority Revenue, Series A, AMT, 5.5%, 12/15/2051	1,550,000	1,625,750
Nebraska, Omaha Public Power District Nebraska City Station Unit 2, Revenue, Series A, 5.0%, 2/1/2045	1,000,000	1,043,039
		2,668,789
Nevada 0.9%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0%, Mandatory Put 11/2/2026 @ 120, 1/1/2065	1,805,000	1,146,175
Nevada, Reno-Tahoe Airport Authority Revenue, Series A, AMT, 5.5%, 7/1/2051 (a)	5,000,000	5,196,290
		6,342,465
New Hampshire 1.1%
New Hampshire, Business Finance Authority Revenue:
“A", Series 2, 4.0%, 10/20/2036	2,837,134	2,755,765
Series 2022-1, 4.375%, 9/20/2036	3,775,226	3,776,225
New Hampshire, State Health and Education Facilities Authority Act Revenue, Trustees of Dartmouth College, Series A, 3.3%, Mandatory Put 8/3/2027 @ 100, 6/1/2040	815,000	816,223
		7,348,213
New Jersey 2.6%
New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 3.125%, 7/1/2029	915,000	904,193
New Jersey, State Higher Education Student Assistance Authority, Revenue, Series B, AMT, 4.0%, 12/1/2041	2,945,000	2,841,796

New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series CC, 5.0%, 6/15/2038	2,000,000	2,117,187
Series AA, 5.25%, 6/15/2041	1,000,000	1,067,642
New Jersey, State Turnpike Authority Revenue:
Series A, 4.0%, 1/1/2035	2,000,000	2,088,085
Series A, 5.0%, 1/1/2034 (a)	2,500,000	2,736,686
Series C, 5.0%, 1/1/2045	3,000,000	3,115,071
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.0%, 6/1/2030	3,000,000	3,086,913
		17,957,573
New Mexico 0.2%
New Mexico, State Mortgage Finance Authority, “I”, Series C, 4.0%, 1/1/2050	1,020,000	1,023,971
New York 10.7%
Broome County, NY, Local Development Corp., Revenue, United Health Services Hospitals, Inc., Project:
3.0%, 4/1/2035, INS: AG	1,820,000	1,682,510
3.0%, 4/1/2036, INS: AG	1,750,000	1,587,364
Long Island, NY, Electric System Revenue, Power Authority, Series B, 3.0%, Mandatory Put 9/1/2029 @ 100, 9/1/2049	1,250,000	1,243,603
New York, Liberty Development Corp. Revenue, One Bryant Park LLC, “1”, 2.45%, 9/15/2069	5,000,000	4,818,893
New York, Metropolitan Transportation Authority Revenue:
Series B, 5.0%, 11/15/2028	3,170,000	3,331,828
Series C1, 5.0%, 11/15/2028	1,200,000	1,243,386
Series A2, 5.0%, Mandatory Put 5/15/2030 @ 100, 11/15/2045	5,335,000	5,656,275
New York, State Dormitory Authority, Personal Income Tax Revenue:
Series A, 5.0%, 3/15/2041	5,000,000	5,269,548
Series C, 5.25%, 3/15/2046	1,175,000	1,238,381
Series C, 5.25%, 3/15/2047	2,000,000	2,097,729
New York, State Liberty Development Corp. Revenue, Series A, 1.9%, 11/15/2031	800,000	707,036
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport Terminal, AMT, 6.0%, 4/1/2035	2,400,000	2,634,420
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project, AMT, 6.0%, 6/30/2042	1,250,000	1,356,465
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2030	5,000,000	5,302,346
New York, Triborough Bridge & Tunnel Authority Real Estate Transfer Tax Revenue, Series A, 5.0%, 12/1/2043	750,000	791,960
New York, Triborough Bridge & Tunnel Authority Revenue, MTA Bridges & Tunnels, Series B-1, 5.0%, 5/15/2045	1,000,000	1,039,587
New York, Utility Debt Securitization Authority, Restructuring Revenue, Series TE, 5.0%, 12/15/2038	7,000,000	7,586,642
New York City, NY, General Obligation:
Series G-6, 3.1% (b), 9/1/2026, LOC: Mizuho Bank Ltd.	200,000	200,000
Series G-1, 5.0%, 2/1/2042	1,500,000	1,560,480
Series D, 5.0%, 4/1/2043	1,000,000	1,030,874
Series A, 5.25%, 8/1/2050	1,500,000	1,548,704
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue, Series A-2, 3.73%, Mandatory Put 12/29/2028 @ 100, 5/1/2063	4,000,000	3,995,764
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
Series BB, 2.3% (b), 9/7/2026, SPA: TD Bank NA	100,000	100,000
Series AA-6, 2.9% (b), 9/1/2026, SPA: Mizuho Bank Ltd.	200,000	200,000
Series CC-SUBSERIES CC-2, 5.0%, 6/15/2046	1,250,000	1,293,866
Series DD, 5.0%, 6/15/2046	1,665,000	1,734,738

New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured:
Series F-1, 5.0%, 2/1/2042	1,500,000	1,557,435
Series H, 5.0%, 11/1/2043	1,000,000	1,039,514
Series D, 5.25%, 5/1/2043	5,000,000	5,290,326
Series G-1, 5.25%, 5/1/2048	2,750,000	2,834,930
New York, NY, General Obligation:
Series C, 4.0%, 8/1/2037	1,000,000	981,783
Series E1, 5.0%, 4/1/2039	1,250,000	1,318,481
		72,274,868
North Carolina 1.0%
City of Charlotte, NC, Airport Revenue, 5.0%, 7/1/2047	1,000,000	1,041,470
County of Wake, NC, State Revenue:
Series A, 5.0%, 5/1/2043	2,300,000	2,433,399
Series A, 5.0%, 5/1/2044	1,400,000	1,474,624
North Carolina, Greater Asheville Regional Airport Authority Revenue, AMT, 5.25%, 7/1/2042, INS: AG	1,150,000	1,198,342
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	360,000	363,801
		6,511,636
North Dakota 0.7%
North Dakota, State Housing Finance Agency, Home Mortgage Housing Finance Program, Series A, 6.0%, 7/1/2054	4,325,000	4,628,083
Ohio 2.4%
Cincinnati, OH, University of Cincinnati, Revenue:
Series D, 5.0%, 6/1/2039	1,070,000	1,141,816
Series D, 5.0%, 6/1/2040	1,120,000	1,186,151
Series D, 5.0%, 6/1/2041	1,180,000	1,241,901
City of Akron, OH, City of Akron, Income Tax Revenue:
4.0%, 12/1/2029	1,500,000	1,550,376
4.0%, 12/1/2030	1,210,000	1,242,557
Ohio, Air Quality Development Authority Revenue, Duke Enery Corp., Series A, AMT, 4.25%, Mandatory Put 6/1/2027 @ 100, 11/1/2039	1,000,000	1,004,946
Ohio, State General Obligation, Series A, 5.0%, 6/15/2043	5,000,000	5,324,306
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2028	3,100,000	3,117,498
Ohio, State Water Development Authority Revenue, Revolving Fund, Series A, 5.0%, 12/1/2046	500,000	530,211
		16,339,762
Oklahoma 0.4%
Oklahoma, State Municipal Airport Trust Trustees Revenue, American Airlines, Inc., AMT, 6.25%, 12/1/2035	1,000,000	1,111,727
Oklahoma, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2042	1,500,000	1,590,976
		2,702,703
Oregon 0.7%
Oregon, State Housing & Community Services Department, Mortgage Revenue, Series A, 4.5%, 1/1/2049	710,000	711,289
Oregon, State Lottery Revenue:
Series A, 5.25%, 4/1/2042	1,000,000	1,089,497
Series A, 5.25%, 4/1/2043	2,500,000	2,713,639
		4,514,425

Pennsylvania 7.0%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2034	5,000,000	5,094,855
Montgomery County, PA, Higher Education & Health Authority, State Presbyterian Homes, Inc. Project:
5.0%, 12/1/2027	1,175,000	1,187,639
5.0%, 12/1/2032	2,745,000	2,779,267
Montgomery County, PA, Industrial Development Authority, Meadowood Senior Living Project, Series A, 5.0%, 12/1/2033	8,435,000	8,549,133
Pennsylvania, Bucks County Water and Sewer Authority, Sewer System Revenue:
Series A, 5.0%, 12/1/2038, INS: AG	1,025,000	1,083,616
Series A, 5.0%, 12/1/2040, INS: AG	1,625,000	1,699,101
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue:
Series A, AMT, 2.45%, 6/1/2041	1,565,000	1,409,846
Series A, 2.625%, 6/1/2042	295,000	256,070
Pennsylvania, Higher Educational Facilities Authority Revenue, Health System Obligated Group, Series B, 5.0%, 8/15/2042 (a)	750,000	778,779
Pennsylvania, State Certificates of Participation, Series A, 5.0%, 7/1/2029	300,000	309,688
Pennsylvania, State Economic Development Financing Authority Revenue, UPMC Obligated Group, Series A-2, 5.0%, 5/15/2039	1,200,000	1,254,787
Pennsylvania, State Economic Development Financing Authority Revenue, Waste Management, Inc., Series A, AMT, 3.25%, Mandatory Put 7/1/2027 @ 100, 6/1/2041, GTY: Waste Management, Inc.	2,250,000	2,250,235
Pennsylvania, State Economic Development Financing Authority Tax-Exempt Private Activity Revenue, Major Bridges Package One Project:
AMT, 5.5%, 6/30/2037	2,400,000	2,577,384
AMT, 5.5%, 6/30/2038	3,000,000	3,200,536
AMT, 5.5%, 6/30/2039	4,000,000	4,236,528
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue:
Series 119, AMT, 3.5%, 10/1/2041	100,000	99,970
Series 122, AMT, 4.0%, 10/1/2046	535,000	534,925
Series 143A, 6.25%, 10/1/2053	1,555,000	1,665,851
Pennsylvania, State Turnpike Commission Revenue:
Series FIRST, 5.0%, 12/1/2039	860,000	907,263
Series FIRST, 5.0%, 12/1/2040	855,000	896,440
Series FIRST, 5.0%, 12/1/2041	855,000	893,203
Philadelphia, PA, Authority for Industrial Development Revenue, Series A, 5.0%, 12/1/2044	2,145,000	2,235,466
Philadelphia, PA, School District:
Series B, 5.0%, 6/30/2027 (a)	3,570,000	3,629,989
Series F, Prerefunded, 5.0%, 9/1/2030	30,000	30,000
		47,560,571
Rhode Island 0.4%
Rhode Island, Health and Educational Building Corp. Revenue, Providence College, 5.0%, 11/1/2041	1,500,000	1,559,677
Rhode Island, Tobacco Settlement Financing Corp., Series B, 4.5%, 6/1/2045	1,135,000	1,110,996
		2,670,673
South Carolina 0.8%
South Carolina, Public Service Authority Revenue, Series A, 5.0%, 12/1/2044	1,300,000	1,346,756
South Carolina, State Housing Finance & Development Authority, Mortgage Revenue, Series A, 4.0%, 1/1/2050	130,000	131,079

South Carolina, State Jobs-Economic Development Authority Revenue, Bon Secours Mercy Health, Inc., Series A, 5.25%, 11/1/2043	1,000,000	1,058,608
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2046	3,000,000	3,188,646
		5,725,089
Tennessee 0.7%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group, Series A, 5.0%, 7/1/2035	2,500,000	2,549,517
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 5.5%, 7/1/2038	1,625,000	1,749,545
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Belmont University, 5.0%, 5/1/2039	500,000	519,932
		4,818,994
Texas 16.5%
Austin, TX, Independent School District, General Obligation, 5.0%, 8/1/2042	2,000,000	2,090,131
Austin, TX, Water & Wastewater System Revenue:
5.0%, 11/15/2038	3,500,000	3,718,388
5.0%, 11/15/2049	1,000,000	1,024,687
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E, 4.0%, 1/1/2037	1,500,000	1,495,530
City of Garland, TX, Electric Utility System Revenue, 5.0%, 3/1/2045, INS: AG	550,000	568,237
Conroe, TX, Independent School District, General Obligation, 5.0%, 2/15/2043	2,500,000	2,624,656
Dallas, TX, Fort Worth International Airport Revenue:
Series B, 5.0%, 11/1/2037	1,200,000	1,282,485
Series B, 5.0%, 11/1/2040	3,500,000	3,684,996
El Paso, TX, Water & Sewer Revenue Revenue, 5.0%, 3/1/2044	2,000,000	2,083,640
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue, Memorial Hermann Health System Obligated Group, Series C, 5.0%, Mandatory Put 7/1/2029 @ 100, 7/1/2054	2,000,000	2,099,736
Harris County, TX, Industrial Development Corp. Revenue, Energy Transfer LP, 4.05%, Mandatory Put 6/1/2033 @ 100, 11/1/2050	1,275,000	1,298,450
Harris County, TX, Toll Road Revenue, Series A, 5.25%, 8/15/2049	2,400,000	2,485,575
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,815,000	2,932,984
North Texas, Tollway Authority Revenue, Series A, 5.25%, 1/1/2038	2,500,000	2,673,227
San Antonio, TX, Airport System Revenue, AMT, 5.5%, 7/1/2051	2,000,000	2,081,690
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Baylor Scott & White Healthcare, Series A, 2.95% (b), 9/1/2026, SPA: JPMorgan Chase Bank NA	4,500,000	4,500,000
Texas, Aldine Independent School District, 5.0%, 2/15/2044	2,750,000	2,867,469
Texas, Arlington Independent School District, General Obligation, 5.0%, 2/15/2042	4,000,000	4,202,656
Texas, Eagle Pass Independent School District, General Obligation:
5.0%, 8/15/2045	1,000,000	1,047,889
5.0%, 8/15/2046	900,000	941,933
5.0%, 8/15/2047	1,000,000	1,040,289
Texas, Fort Worth International Airport Revenue:
Series A-1, AMT, 5.25%, 11/1/2042	1,000,000	1,041,920
Series A-1, AMT, 5.25%, 11/1/2043	1,000,000	1,037,973
Texas, Hurst-Euless-Bedford Independent School District, General Obligation, 5.0%, 8/15/2043	1,500,000	1,580,230
Texas, Kerrville Public Utility Board Public Facility Corp., Revenue:
Series A, 5.25%, 4/15/2043, INS: BAM	1,320,000	1,392,110
Series A, 5.25%, 4/15/2044, INS: BAM	1,220,000	1,283,074
Texas, Lamar Consolidated Independent School District, General Obligation:
5.0%, 2/15/2041	2,530,000	2,625,041
5.0%, 2/15/2042	3,045,000	3,149,758
5.0%, 2/15/2043	2,625,000	2,708,246

Texas, Lower Colorado River Authority Revenue, LCRA Transmission Services Corp.:
5.0%, 5/15/2041, INS: AG	5,000,000	5,199,906
Series A, 5.0%, 5/15/2042, INS: AG	2,770,000	2,904,777
5.0%, 5/15/2043, INS: AG	3,790,000	3,944,443
Texas, Municipal Gas Acquisition & Supply Corp. V Revenue, 5.0%, Mandatory Put 1/1/2034 @ 100, 1/1/2055, GTY: Bank of America Corp.	4,500,000	4,695,877
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2040	6,000,000	5,348,332
Texas, North East Regional Mobility Authority Revenue, Series A, 5.25%, 1/1/2046	1,000,000	1,036,362
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Mobility Partners Segments 3 LLC, AMT, 5.5%, 6/30/2040	1,000,000	1,044,331
Texas, Round Rock Independent School District, General Obligation, Series B, 5.0%, 8/1/2043	4,185,000	4,401,798
Texas, San Antonio Water System Revenue, Series C, 5.0%, 5/15/2043	4,655,000	4,912,418
Texas, State Department of Housing & Community Affairs, 2.17%, 5/1/2038	5,485,186	4,148,755
Texas, State General Obligation, 2.45% (b), 9/7/2026, SPA: JPMorgan Chase Bank NA	700,000	700,000
Texas, State Tech University System Revenue, Series A, 5.0%, 2/15/2045	1,200,000	1,249,726
Texas, State Transportation Commission, Turnpike Systems Revenue, Series B, 5.0%, Mandatory Put 8/15/2030 @ 100, 8/15/2042	1,500,000	1,586,880
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2032	5,000,000	5,034,828
Texas, University of Houston, Revenue, Series B, 2.35% (b), 9/7/2026	4,000,000	4,000,000
		111,771,433
Utah 1.3%
Salt Lake City, UT, Airport Revenue, Series A, AMT, 5.0%, 7/1/2035	5,000,000	5,112,241
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation, Series 1, 144A, 5.125%, 6/15/2054	3,000,000	2,876,181
Utah, State Housing Corp. Revenue, Series A, 6.5%, 1/1/2054	695,000	750,210
Utah, State Telecommunication Open Infrastructure Agency Sales Tax and Telecommunications Revenue, 5.25%, 6/1/2037	250,000	268,041
		9,006,673
Vermont 0.2%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College, Inc., 144A, 5.0%, 10/1/2033	1,500,000	1,434,019
Virginia 1.2%
Hampton Roads, VA, Transportation Accountability Commission Revenue, Senior Lien Revenue, Series A, 4.0%, 7/1/2038	4,370,000	4,363,517
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project:
AMT, 4.0%, 1/1/2030	1,500,000	1,517,320
AMT, 4.0%, 7/1/2030	1,000,000	1,011,503
Virginia, State Small Business Financing Authority Revenue, Mary Washington Healthcare Obligated Group, Series A1, 5.0%, 6/15/2043	1,300,000	1,350,078
		8,242,418
Washington 4.6%
Pierce County, WA, Pierce County School District No. 403 Bethel, General Obligation, 5.0%, 12/1/2043	1,725,000	1,818,871
Port of Seattle, WA, Revenue Bonds:
Series B, AMT, 5.0%, 8/1/2038	5,000,000	5,183,194
Series B, AMT, 5.25%, 10/1/2044	7,000,000	7,309,447
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2036	5,185,000	4,652,680
4.0%, 7/1/2031	3,000,000	3,063,917
Washington, State General Obligation, Series C, 5.0%, 2/1/2046	3,000,000	3,118,458

Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, 5.0%, 8/15/2029	2,300,000	2,340,495
Washington, State Housing Finance Commission Revenue, Horizon House Obligated Group:
144A, 5.0%, 1/1/2028	750,000	759,021
144A, 5.0%, 1/1/2029	840,000	849,188
144A, 5.0%, 1/1/2031	1,030,000	1,038,463
144A, 5.0%, 1/1/2033	1,050,000	1,056,271
		31,190,005
West Virginia 0.4%
West Virginia, State Hospital Finance Authority Revenue, State University Health System Obligated Group, Series A, 5.0%, 6/1/2032	2,400,000	2,428,438
Wisconsin 0.7%
Wisconsin, State General Obligation, Series 1, 5.0%, 5/1/2032 (a)	1,300,000	1,424,707
Wisconsin, State Health & Educational Facilities Authority Revenue, Mercy Health Corp. Obligated Group, Series A, 5.0%, 12/1/2044	2,025,000	2,048,509
Wisconsin, State University of Wisconsin Hospitals & Clinics Revenue, Series B, 5.0%, Mandatory Put 10/1/2031 @ 100, 4/1/2054	1,500,000	1,607,931
		5,081,147
Puerto Rico 0.8%
Puerto Rico, General Obligation:
Series A1, 4.0%, 7/1/2033	1,000,000	996,524
Series A1, 5.75%, 7/1/2031	1,910,000	2,061,556
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2031	3,000,000	2,561,534
		5,619,614
Other 1.0%
Federal Home Loan Mortgage Corp., Federal Home Loan Mortgage Corp., Multi-Family Variable Rate Certificates, “A”, Series M-051, 144A, 2.65%, 6/15/2035	7,255,000	6,243,854
Freddie Mac Multi-Family ML Certificates, “A-CA”, Series 2019-ML05, 3.35%, 11/25/2033, GTY: Freddie Mac	545,133	520,047
		6,763,901
Total Municipal Investments (Cost $700,358,050)		687,631,358

Commercial Mortgage-Backed Securities 0.5%
FRETE Trust, “AUS”, Series 2026-ML35, 5.229%, 1/25/2043 (Cost $3,244,112)	2,996,289	3,151,694

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.27% (e) (Cost $78,316)	78,308	78,316

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (f) (Cost $0)	15,018	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $703,680,478)	102.0	690,861,368
Other Assets and Liabilities, Net	(2.0)	(13,379,049)
Net Assets	100.0	677,482,319

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)	When-issued or delayed delivery securities included.
(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	Current yield; not a coupon rate.
(f)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LIQ: Liquidity Facility
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SOFR: Secured Overnight Financing Rate
SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$687,631,358	$—	$687,631,358
Commercial Mortgage-Backed Securities	—	3,151,694	—	3,151,694
Open-End Investment Companies	78,316	—	—	78,316
Warrants	—	—	0	0
Total	$78,316	$690,783,052	$0	$690,861,368

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DITFF-PH1